UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB FlexFee International Bond Portfolio

Portfolio of Investments

September 30, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 59.8%
Australia - 2.9%
Australia Government Bond
Series 128
5.75%, 7/15/22 (a)	AUD	190	$171,785
Series 142
4.25%, 4/21/26 (a)		140	122,412

			294,197

Belgium - 4.8%
Kingdom of Belgium Government Bond
Series 72
2.60%, 6/22/24 (a)	EUR	247	339,320
Series 74
0.80%, 6/22/25 (a)		30	36,576
Series 75
1.00%, 6/22/31 (a)		20	23,295
Series 81
0.80%, 6/22/27 (a)		70	83,239

			482,430

Canada - 4.9%
Canadian Government Bond
0.50%, 3/01/22	CAD	645	490,065

France - 0.8%
French Republic Government Bond OAT
2.50%, 5/25/30 (a)	EUR	35	48,443
3.25%, 5/25/45 (a)		20	31,439

			79,882

Germany - 2.3%
Bundesrepublik Deutschland
2.50%, 7/04/44-8/15/46 (a)		151	231,250

Ireland - 3.4%
Ireland Government Bond
1.00%, 5/15/26 (a)		278	335,759

Italy - 9.2%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		380	461,688
3.45%, 3/01/48 (a)		10	12,027
3.75%, 3/01/21-5/01/21		150	198,652
4.50%, 5/01/23		10	14,009
5.00%, 8/01/34 (a)		10	15,374
5.50%, 11/01/22		150	217,668

			919,418

	Principal Amount (000)		U.S. $ Value
Japan - 11.5%
Japan Government Ten Year Bond
Series 347
0.10%, 6/20/27	JPY	11,300	$100,920
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		35,000	381,731
Series 143
1.60%, 3/20/33		9,400	99,509
Series 144
1.50%, 3/20/33		7,600	79,404
Series 150
1.40%, 9/20/34		27,950	288,176
Series 158
0.50%, 9/20/36		22,150	195,989

			1,145,729

Malaysia - 0.7%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	308	73,229

Mexico - 3.9%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	3,460	195,950
Series M 20
10.00%, 12/05/24		3,010	195,723

			391,673

Netherlands - 2.1%
Netherlands Government Bond
0.75%, 7/15/27 (a)	EUR	171	205,339

New Zealand - 1.0%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (a)	NZD	120	99,786

Poland - 0.3%
Republic of Poland Government Bond
Series 0725
3.25%, 7/25/25	PLN	115	31,703

Russia - 0.3%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	1,840	31,142

	Principal Amount (000)		U.S. $ Value
Singapore - 0.2%
Singapore Government Bond
3.375%, 9/01/33	SGD	20	$16,512

South Africa - 2.5%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	2,270	151,644
Series R186
10.50%, 12/21/26		690	57,168
Series R213
7.00%, 2/28/31		623	38,323

			247,135

Spain - 2.5%
Spain Government Bond
2.75%, 10/31/24 (a)	EUR	11	14,627
2.90%, 10/31/46 (a)		53	63,351
4.70%, 7/30/41 (a)		30	48,502
4.85%, 10/31/20 (a)		90	122,464

			248,944

Sweden - 2.1%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	1,505	215,020

United Kingdom - 4.0%
United Kingdom Gilt
1.50%, 7/22/26 (a)	GBP	71	97,056
2.50%, 7/22/65 (a)		10	16,729
3.25%, 1/22/44 (a)		41	69,572
4.25%, 12/07/40 (a)		20	38,456
4.50%, 12/07/42 (a)		50	101,322
4.75%, 12/07/30 (a)		40	73,806

			396,941

United States - 0.2%
U.S. Treasury Bonds
3.00%, 2/15/47	U.S.$	19	19,546

Uruguay - 0.2%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	268	9,532
9.875%, 6/20/22 (a)		280	10,414

			19,946

Total Governments - Treasuries (cost $5,869,064)			5,975,646

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 12.9%
Industrial - 6.6%
Basic - 0.6%
Dow Chemical Co. (The)
8.55%, 5/15/19	U.S.$	10	$11,048
Fibria Overseas Finance Ltd.
5.50%, 1/17/27		10	10,568
Glencore Funding LLC
4.625%, 4/29/24 (a)		20	21,246
Mosaic Co. (The)
5.625%, 11/15/43		10	10,216
Yamana Gold, Inc.
4.95%, 7/15/24		10	10,262

			63,340

Communications - Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		10	10,271
4.908%, 7/23/25		20	21,399
Discovery Communications LLC
3.45%, 3/15/25		10	9,857
Time Warner, Inc.
3.55%, 6/01/24		10	10,194

			51,721

Communications - Telecommunications - 0.7%
AT&T, Inc.
3.80%, 3/15/22		10	10,425
Bell Canada, Inc.
3.35%, 6/18/19	CAD	10	8,176
Series M-26
3.35%, 3/22/23		10	8,186
Rogers Communications, Inc.
4.00%, 6/06/22		10	8,482
TELUS Corp.
Series CH
5.05%, 7/23/20		10	8,592
Verizon Communications, Inc.
2.625%, 8/15/26	U.S.$	10	9,378
3.50%, 11/01/24		10	10,190
4.272%, 1/15/36		10	9,801

			73,230

Consumer Non-Cyclical - 1.1%
AbbVie, Inc.
2.50%, 5/14/20		10	10,118
3.60%, 5/14/25		10	10,387
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/01/26		10	10,345
Anheuser-Busch InBev SA/NV
0.875%, 3/17/22 (a)	EUR	10	12,132
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	10	10,727
5.85%, 8/15/45		10	12,138

	Principal Amount (000)		U.S. $ Value
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	U.S.$	30	$27,699
Tyson Foods, Inc.
3.95%, 8/15/24		10	10,540

			104,086

Energy - 1.9%
Apache Corp.
6.90%, 9/15/18		10	10,468
Enbridge Energy Partners LP
4.375%, 10/15/20		20	21,007
Energy Transfer LP
4.65%, 6/01/21		10	10,625
4.90%, 2/01/24		10	10,678
EnLink Midstream Partners LP
4.15%, 6/01/25		20	20,214
Enterprise Products Operating LLC
5.10%, 2/15/45		10	11,144
Hess Corp.
4.30%, 4/01/27		20	19,895
Noble Energy, Inc.
3.90%, 11/15/24		20	20,499
ONEOK Partners LP
3.20%, 9/15/18		10	10,119
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		20	19,501
3.85%, 10/15/23		10	10,032
Williams Partners LP
3.90%, 1/15/25		10	10,210
Williams Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		10	10,449

			184,841

Services - 0.3%
Expedia, Inc.
3.80%, 2/15/28 (a)		13	12,881
S&P Global, Inc.
4.40%, 2/15/26		10	10,775
Total System Services, Inc.
3.75%, 6/01/23		10	10,336

			33,992

Technology - 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27 (a)		10	10,299
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		20	21,899
6.02%, 6/15/26 (a)		10	11,094
Hewlett Packard Enterprise Co.
3.60%, 10/15/20		30	31,100
HP, Inc.
4.65%, 12/09/21		10	10,768

	Principal Amount (000)		U.S. $ Value
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	20	$21,698
Seagate HDD Cayman
4.75%, 1/01/25		10	9,740
4.875%, 3/01/24 (a)		10	9,859
VMware, Inc.
2.95%, 8/21/22		8	8,047
Western Digital Corp.
7.375%, 4/01/23 (a)		10	10,950

			145,454

			656,664

Financial Institutions - 5.8%
Banking - 4.8%
Bank of America Corp.
3.824%, 1/20/28		30	30,816
3.875%, 8/01/25		30	31,457
Bank of Scotland PLC
9.375%, 5/15/21 (a)	GBP	20	33,858
Citigroup, Inc.
3.887%, 1/10/28	U.S.$	30	30,860
Cooperatieve Rabobank UA
4.75%, 6/06/22 (a)	EUR	20	28,559
Credit Agricole SA
3.00%, 2/02/25		30	38,279
Danske Bank A/S
5.375%, 9/29/21 (a)	GBP	50	69,483
Goldman Sachs Group, Inc. (The)
1.625%, 7/27/26 (a)	EUR	40	47,385
3.85%, 1/26/27	U.S.$	11	11,222
HSBC Bank Capital Funding Sterling 2 LP
5.862%, 4/07/20 (b)	GBP	20	29,349
HSBC Holdings PLC
4.00%, 3/30/22	U.S.$	20	21,143
JPMorgan Chase & Co.
3.782%, 2/01/28		30	30,865
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(b)	GBP	20	28,867
Santander Holdings USA, Inc.
4.40%, 7/13/27 (a)	U.S.$	25	25,500
US Bancorp
Series J
5.30%, 4/15/27 (b)		20	21,804

			479,447

Finance - 0.3%
GE Capital UK Funding Unlimited Co.
6.75%, 8/06/18	GBP	20	28,120
HSBC Finance Corp.
6.676%, 1/15/21	U.S.$	3	3,392

			31,512

	Principal Amount (000)		U.S. $ Value
Insurance - 0.3%
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	10	$16,556
Torchmark Corp.
9.25%, 6/15/19		10	11,172

			27,728

REITS - 0.4%
American Tower Corp.
4.70%, 3/15/22		10	10,832
5.05%, 9/01/20		10	10,777
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		8	8,211
VEREIT Operating Partnership LP
4.60%, 2/06/24		10	10,482

			40,302

			578,989

Utility - 0.5%
Electric - 0.2%
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		10	10,455
Union Electric Co.
6.70%, 2/01/19		10	10,620

			21,075

Other Utility - 0.3%
Anglian Water Services Financing PLC
6.875%, 8/21/23 (c)	GBP	10	17,307
Northumbrian Water Finance PLC
6.00%, 10/11/17		10	13,415

			30,722

			51,797

Total Corporates - Investment Grade (cost $1,273,110)			1,287,450

INFLATION-LINKED SECURITIES - 6.4%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	85	90,793

Japan - 3.7%
Japanese Government CPI Linked Bond
Series 20
0.10%, 3/10/25	JPY	2,703	24,993
Series 21
0.10%, 3/10/26		37,003	342,903

			367,896

	Principal Amount (000)		U.S. $ Value
New Zealand - 0.2%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (a)	NZD	30	$21,949

United States - 1.6%
U.S. Treasury Inflation Index
0.375%, 1/15/27 (TIPS)	U.S.$	162	160,271

Total Inflation-Linked Securities (cost $632,704)			640,909

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 4.0%
Canada - 4.0%
Province of British Columbia Canada
Series T
9.00%, 8/23/24	CAD	130	146,297
Province of Manitoba Canada
3.85%, 12/01/21		70	59,851
Province of Ontario Canada
2.40%, 6/02/26		30	23,403
2.60%, 6/02/25-6/02/27		145	115,108
3.15%, 6/02/22		70	58,443

Total Local Governments - Provincial Bonds (cost $396,260)			403,102

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
Risk Share Floating Rate - 3.0%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2
5.237% (LIBOR 1 Month + 4.00%),
5/25/25 (d)	U.S.$	88	94,243
Series 2015-C02, Class 2M2
5.237% (LIBOR 1 Month + 4.00%),
5/25/25 (d)		86	90,624
Series 2016-C01, Class 1M2
7.987% (LIBOR 1 Month + 6.75%),
8/25/28 (d)		100	118,071

Total Collateralized Mortgage Obligations (cost $306,906)			302,938

COVERED BONDS - 2.7%
Bank of Scotland PLC
4.75%, 6/08/22 (a)	EUR	50	71,615
Danske Bank A/S
4.125%, 11/26/19		50	64,690
Nationwide Building Society
4.375%, 2/28/22		50	70,099
Santander UK PLC
4.25%, 4/12/21 (a)		50	67,916

Total Covered Bonds (cost $263,309)			274,320

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.4%
Industrial - 1.7%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	10	$10,311
Novelis Corp.
6.25%, 8/15/24 (a)		10	10,403

			20,714

Communications - Telecommunications - 0.5%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		10	10,438
Series T
5.80%, 3/15/22		11	10,966
Series Y
7.50%, 4/01/24		10	10,354
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		18	17,230

			48,988

Consumer Non-Cyclical - 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		8	7,909
6.25%, 3/31/23		5	4,927
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		8	7,958
5.75%, 8/01/22 (a)		3	2,928
Tenet Healthcare Corp.
4.375%, 10/01/21		9	9,120
4.50%, 4/01/21		5	5,096
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23 (a)		10	8,825
6.125%, 4/15/25 (a)		10	8,757

			55,520

Energy - 0.3%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		10	7,462
QEP Resources, Inc.
5.25%, 5/01/23		15	14,599
Southern Star Central Corp.
5.125%, 7/15/22 (a)		10	10,358

			32,419

Transportation - Services - 0.1%
Hertz Corp. (The)
5.50%, 10/15/24 (a)		10	9,020

			166,661

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.7%
Banking - 0.6%
HBOS Capital Funding LP
6.461%, 11/30/18 (a)(b)	GBP	20	$28,204
Royal Bank of Scotland Group PLC
6.10%, 6/10/23	U.S.$	10	11,085
6.125%, 12/15/22		20	22,077

			61,366

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		10	10,718

			72,084

Total Corporates - Non-Investment Grade (cost $239,039)			238,745

GOVERNMENTS - SOVEREIGN AGENCIES - 2.1%
Canada - 2.1%
Canada Housing Trust No. 1
3.80%, 6/15/21 (a) (cost $198,682)	CAD	240	204,830

EMERGING MARKETS - TREASURIES - 1.2%
Argentina - 0.7%
Argentina POM Politica Monetaria
Series POM
26.25%, 6/21/20 (d)	ARS	74	4,458
Argentine Bonos del Tesoro
15.50%, 10/17/26		393	24,108
16.00%, 10/17/23		775	46,187

			74,753

Turkey - 0.5%
Turkey Government Bond
11.00%, 2/24/27	TRY	165	47,155

Total Emerging Markets - Treasuries (cost $130,486)			121,908

EMERGING MARKETS - SOVEREIGNS - 1.2%
Argentina - 0.1%
Argentine Republic Government International Bond
5.625%, 1/26/22	U.S.$	10	10,500

Brazil - 1.1%
Brazilian Government International Bond
4.875%, 1/22/21		100	107,000

Total Emerging Markets - Sovereigns (cost $114,973)			117,500

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Mexico - 0.3%
Petroleos Mexicanos
5.50%, 2/24/25 (a)	EUR	20	$27,337

South Korea - 0.5%
Export-Import Bank of Korea
3.70%, 2/19/21 (a)	AUD	60	47,394

Total Quasi-Sovereigns (cost $72,161)			74,731

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
Non-Agency Fixed Rate CMBS - 0.4%
Commercial Mortgage Pass Through Certificates
Series 2013-CR9, Class A2
3.055%, 7/10/45	U.S.$	18	17,954
GS Mortgage Securities Trust 2013-GCJ12
Series 2013-GC12, Class C
4.179%, 6/10/46 (e)		20	19,890

Total Commercial Mortgage-Backed Securities (cost $37,933)			37,844

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Energy - 0.2%
Petrobras Global Finance BV
6.125%, 1/17/22		10	10,736
8.75%, 5/23/26		10	12,035

Total Emerging Markets - Corporate Bonds (cost $21,664)			22,771

	Shares
SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.83% (f)(g)(h) (cost $167,480)		167,480	167,480

Total Investments - 98.8% (cost $9,723,771) (i)			9,870,174
Other assets less liabilities - 1.2%			116,898

Net Assets - 100.0%			$9,987,072

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at September 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	3	December 2017	AUD	300	$262,414	$261,288	$(1,126)
10 Yr Canadian Bond Futures	1	December 2017	CAD	100	110,559	108,435	(2,124)
Euro-OAT Futures	3	December 2017	EUR	300	553,803	550,080	(3,723)
Sold Contracts
Euro-Bund Futures	2	December 2017	EUR	200	382,841	380,595	2,246
U.S. 10 Yr Ultra Futures	4	December 2017	USD	400	545,313	537,313	8,000
U.S. T-Note 5 Yr (CBT) Futures	5	December 2017	USD	500	591,016	587,500	3,516
U.S. T-Note 10 Yr (CBT) Futures	2	December 2017	USD	200	253,266	250,625	2,641

							$9,430

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	42	USD	13	10/03/17	$171
Bank of America, NA	BRL	87	USD	27	10/03/17	(35)
Bank of America, NA	USD	41	BRL	129	10/03/17	190
Bank of America, NA	BRL	65	USD	20	11/03/17	(175)
Barclays Bank PLC	USD	45	RUB	2,609	11/22/17	(224)
Barclays Bank PLC	SEK	393	USD	49	12/13/17	269
BNP Paribas SA	GBP	579	USD	785	12/01/17	7,264
BNP Paribas SA	JPY	192,836	USD	1,736	12/05/17	16,956
Brown Brothers Harriman & Co.	EUR	83	USD	99	10/04/17	1,075
Brown Brothers Harriman & Co.	EUR	48	USD	56	10/04/17	(390)
Brown Brothers Harriman & Co.	USD	627	EUR	540	10/04/17	11,735
Brown Brothers Harriman & Co.	USD	89	EUR	75	10/04/17	(1,197)
Brown Brothers Harriman & Co.	CAD	57	MXN	815	10/06/17	(1,033)
Brown Brothers Harriman & Co.	MXN	7,215	USD	402	10/06/17	5,676
Brown Brothers Harriman & Co.	USD	50	MXN	890	10/06/17	(1,271)
Brown Brothers Harriman & Co.	USD	47	TRY	170	10/17/17	128
Brown Brothers Harriman & Co.	USD	50	TRY	173	10/17/17	(1,445)
Brown Brothers Harriman & Co.	USD	19	PLN	68	10/20/17	(82)
Brown Brothers Harriman & Co.	USD	171	CAD	208	11/10/17	(3,340)
Brown Brothers Harriman & Co.	SGD	23	USD	17	11/16/17	(133)
Brown Brothers Harriman & Co.	AUD	700	USD	558	11/30/17	9,694
Brown Brothers Harriman & Co.	NZD	136	AUD	125	11/30/17	(111)
Brown Brothers Harriman & Co.	NZD	172	USD	125	11/30/17	368
Brown Brothers Harriman & Co.	USD	112	GBP	82	12/01/17	(1,259)
Brown Brothers Harriman & Co.	USD	3	JPY	325	12/05/17	(10)
Brown Brothers Harriman & Co.	ZAR	3,831	USD	285	12/07/17	5,305
Brown Brothers Harriman & Co.	SEK	1,375	USD	172	12/13/17	2,607
JPMorgan Chase Bank, NA	CAD	1,591	USD	1,269	11/10/17	(5,830)
Morgan Stanley Capital Services LLC	USD	52	RUB	2,997	11/22/17	(556)
Royal Bank of Scotland PLC	EUR	3,040	USD	3,490	10/04/17	(103,131)

						$(58,784)

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
GBP 200	7/17/27	6 Month LIBOR	1.322%	Semi-Annual/Semi-Annual	$(1,546)	– 0 –	$(1,546)
GBP 80	7/17/47	1.621%	6 Month LIBOR	Semi-Annual/Semi-Annual	443	– 0 –	443

					$(1,103)	– 0 –	$(1,103)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.27%	USD	100	$(5,851)	$(4,081)	$(1,770)

*	Termination date
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate market value of these securities amounted to $3,347,933 or 33.5% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2017.
(d)	Floating Rate Security. Stated interest/floor rate was in effect at September 30, 2017.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of September 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $269,824 and gross unrealized depreciation of investments was $(175,648), resulting in net unrealized appreciation of $94,176.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN 1

September 30, 2017 (unaudited)

15.9%	United States
15.3%	Japan
11.7%	Canada
9.3%	Italy
7.9%	United Kingdom
5.1%	Belgium
4.3%	Mexico
3.4%	Ireland
3.0%	Australia
2.7%	Netherlands
2.5%	Spain
2.5%	South Africa
2.3%	Germany
12.4%	Other
1.7%	Short-Term

100.0%	Total Investments

1	All data are as of September 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Argentina, Brazil, Denmark, France, Israel, Malaysia, New Zealand, Poland, Russia, Singapore, South Korea, Sweden, Switzerland, Turkey and Uruguay.

AB FlexFee International Bond Portfolio

September 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the aluation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of repayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2017.

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$5,975,646		$	– 0	–	$5,975,646
Corporates - Investment Grade		– 0	–	1,287,450			– 0	–	1,287,450
Inflation-Linked Securities		– 0	–	640,909			– 0	–	640,909
Local Governments - Provincial Bonds		– 0	–	403,102			– 0	–	403,102
Collateralized Mortgage Obligations		– 0	–	302,938			– 0	–	302,938
Covered Bonds		– 0	–	274,320			– 0	–	274,320
Corporates - Non-Investment Grade		– 0	–	238,745			– 0	–	238,745
Governments - Sovereign Agencies		– 0	–	204,830			– 0	–	204,830
Emerging Markets - Treasuries		– 0	–	121,908			– 0	–	121,908
Emerging Markets - Sovereigns		– 0	–	117,500			– 0	–	117,500
Quasi-Sovereigns		– 0	–	74,731			– 0	–	74,731
Commercial Mortgage-Backed Securities		– 0	–	17,954			19,890		37,844
Emerging Markets - Corporate Bonds		– 0	–	22,771			– 0	–	22,771
Short-Term Investments:
Investment Companies		167,480		– 0	–		– 0	–	167,480

Total Investments in Securities		167,480		9,682,804	+		19,890		9,870,174
Other Financial Instruments*:
Assets
Futures		16,403		– 0	–		– 0	–	16,403
Forward Currency Exchange Contracts		– 0	–	61,438			– 0	–	61,438
Interest Rate Swaps		– 0	–	443			– 0	–	443

Investments in Securities	Level 1		Level 2			Level 3			Total
Liabilities
Futures	$(6,973)		$	– 0	–	$	– 0	–	$(6,973)
Forward Currency Exchange Contracts	– 0	–		(120,222)			– 0	–	(120,222)
Credit Default Swaps	– 0	–		(5,851)			– 0	–	(5,851)
Interest Rate Swaps	– 0	–		(1,546)			– 0	–	(1,546)

Total	$176,910			$9,617,066			$19,890		$9,813,866

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include credit default swaps, options written and swaptions which are valued at market value.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities
Balance as of 6/28/2017	$	– 0	–
Accrued discounts/(premiums)		– 0	–
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		(23)
Purchases		19,913
Transfers into Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 9/30/17		$19,890

Net change in unrealized appreciation/depreciation from investments held as of 9/30/17		$(23)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. – Government Money Market Portfolio for the period ended September 30, 2017 is as follows:

Market Value	Purchases	Sales	Market Value	Dividend
June 28, 2017^	at Cost	Proceeds	September 30, 2017	Income
(000)	(000)	(000)	(000)	(000)
$– 0 –	$10,497	$10,330	$167	$1

^	Commencement of operations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2017